Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 394,190	$ 347,179	$ 295,173
Cost of revenues	257,339	227,310	202,110
Gross profit	136,851	119,869	93,063
Operating expenses:
Research and development, net	34,951	32,274	29,690
Sales and marketing	44,717	40,577	35,795
General and administrative	14,220	23,793	34,295
Restructuring and related charges	1,416	897	0
Acquisition and integration-related charges	1,660	1,118	0
Other operating expenses	1,160	0	4,220
Total operating expenses	98,124	98,659	104,000
Operating income (loss)	38,727	21,210	(10,937)
Financial and other expenses, net	11,474	8,468	6,306
Income (loss) before taxes on income	27,253	12,742	(17,243)
Taxes on income	3,190	6,522	2,446
Net income (loss)	$ 24,063	$ 6,220	$ (19,689)
Net income (loss) per share:
Basic net income (loss) per share	$ 0.28	$ 0.07	$ (0.23)
Weighted average number of ordinary shares used in computing basic net income (loss) per share	86,191,178	84,617,774	84,132,982
Diluted net income (loss) per share	$ 0.27	$ 0.07	$ (0.23)
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	88,460,001	85,482,626	84,132,982